Additional Information of Expenses by Nature - Summary of Additional Information of Expenses by Nature (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Expense by nature [line items]
Other operating income and expenses	$ (1,230.2)	$ (37.5)	$ 188.7	$ (368.4)
Depreciation of property, plant and equipment and right-of-use assets	653,610.5	19,933.2	522,932.7	428,498.2
Defined contribution plans	5,932.2		5,365.5	4,550.4
Defined benefit plans	275.7		281.4	208.6
Share -based payments	1,646.2		544.4	335.1
Amortization of intangible assets	9,186.1	$ 280.2	9,258.2	8,756.1
Post-employment benefits	6,207.9		5,646.9	4,759.0
Depreciation of property, plant and equipment and right-of-use assets [member]
Expense by nature [line items]
Cost of revenue	616,390.4		492,827.4	399,638.8
Operating expenses	37,190.4		30,097.8	28,850.5
Other operating income and expenses	29.7		7.5	8.9
Amortization of intangible assets [member]
Expense by nature [line items]
Cost of revenue	6,342.3		6,538.1	6,086.3
Operating expenses	2,843.8		2,720.1	2,669.8
Employee benefits expenses [member]
Expense by nature [line items]
Cost of revenue	163,657.1		133,334.7	139,361.4
Operating expenses	138,165.0		106,373.9	100,100.6
Defined contribution plans	5,932.2		5,365.5	4,550.4
Defined benefit plans	275.7		281.4	208.6
Equity-settled	1,242.7		483.0	302.4
Cash-settled	403.5		61.4	32.7
Other employee benefits	293,968.0		233,517.3	234,367.9
Employee benefits expenses	$ 301,822.1		$ 239,708.6	$ 239,462.0